UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21836

CYBER HORNET TRUST

(Exact name of registrant as specified in charter)

200 2nd Ave. South #737

St. Petersburg, FL 33701

(Address of principal executive offices)	(Zip code)

Michael G. Willis

200 2nd Ave. South #737

St. Petersburg, FL33701

(Name and address of agent for service)

With Copies To:

Bo J. Howell, Esq.

FinTech Law, LLC

6224 Turpin Hills Drive

Cincinnati, Ohio 45244

Registrant’s telephone number, including area code: 1-727-502-0808

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

CYBER HORNET S&P 500®

 (INDEX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about CYBER HORNET S&P 500® (the "Fund") for the period of April 1, 2025 to September 30, 2025.  You can find additional information about the Fund at https://funddocs.filepoint.com/onefund/. You can also request this information by contacting us at 1-844-464-6339. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Shares	$14	0.25%

Fund Statistics

Net Assets	$151,073,129
Number of Portfolio Holdings	508
Total Advisory Fees Paid (net of waivers)	$0
Portfolio Turnover	11%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Nvidia Corp.	8.1%
Apple, Inc.	6.8%
Microsoft Corp.	6.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.8%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class C	2.1%
Berkshire Hathaway, Inc., Class B	1.7%

Composition of Net Assets (% of net assets)

Technology 35.1%
Financials 13.0%
Communications 10.6%
Consumer Discretionary 10.4%
Health Care 9.0%
Industrials 7.8%
Consumer Staples 5.0%
Energy 3.0%
Utilities 2.2%
Real Estate 1.8%
Materials 1.8%
Exchange-Traded Funds 0.3%

Value	Value
Exchange-Traded Funds	0.3%
Materials	1.8%
Real Estate	1.8%
Utilities	2.2%
Energy	3.0%
Consumer Staples	5.0%
Industrials	7.8%
Health Care	9.0%
Consumer Discretionary	10.4%
Communications	10.6%
Financials	13.0%
Technology	35.1%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information you may review the Fund’s prospectus dated July 29, 2025, which is available upon request at 1-844-464-6339 or on the Fund's website at https://funddocs.filepoint.com/onefund/.

Effective October 24, 2025, the Fund changed its name from ONEFUND S&P 500® to CYBER HORNET S&P 500®.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/onefund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

CYBER HORNET S&P 500® - No Load Shares (INDEX)

Semi-Annual Shareholder Report - September 30, 2025

TSR-SAR 093025-INDEX

(b)	Not Applicable.

Item 2. Code of Ethics.

Not Applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not Applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not Applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not Applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

INDEX

CYBER HORNET S&P 500®
(formerly, ONEFUND S&P 500®)

CYBER HORNET TRUST (formerly, ONEFUND TRUST)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

September 30, 2025

TICKER SYMBOL INDEX

TABLE OF CONTENTS

Schedule of Investments	1
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Additional Information	16

CYBER HORNET S&P 500®	Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.67%
Communications — 10.62%
Alphabet, Inc., Class A	15,580	$3,787,498
Alphabet, Inc., Class C	12,762	3,108,185
AppLovin Corp., Class A(a)	13	9,341
AT&T, Inc.	18,972	535,770
Booking Holdings, Inc.	89	480,535
Charter Communications, Inc., Class A(a)	258	70,977
Comcast Corp., Class A	10,077	316,619
Electronic Arts, Inc.	634	127,878
Fox Corp., Class A	635	40,043
Fox Corp., Class B	351	20,109
GoDaddy, Inc., Class A(a)	370	50,627
Interpublic Group of Companies, Inc.	1,018	28,412
Match Group, Inc.	720	25,430
Meta Platforms, Inc., Class A	5,811	4,267,482
Netflix, Inc.(a)	1,143	1,370,366
News Corp., Class A	1,012	31,078
News Corp., Class B	305	10,538
Omnicom Group, Inc.	519	42,314
Paramount Skydance Corp.	1,279	24,199
Take-Two Interactive Software, Inc.(a)	414	106,961
T-Mobile US, Inc.	1,280	306,406
Trade Desk, Inc. (The), Class A(a)	1,171	57,391
VeriSign, Inc.	224	62,624
Verizon Communications, Inc.	11,303	496,767
Walt Disney Co. (The)	4,840	554,180
Warner Bros. Discovery, Inc.(a)	5,795	113,176
		16,044,906
Consumer Discretionary — 10.39%
Airbnb, Inc., Class A(a)	1,131	137,326
Amazon.com, Inc.(a)	24,858	5,458,291
Aptiv PLC(a)	736	63,458
AutoZone, Inc.(a)	46	197,351
Axon Enterprise, Inc.(a)	185	132,763
Best Buy Co., Inc.	502	37,961
Builders FirstSource, Inc.(a)	327	39,649
Caesars Entertainment, Inc.(a)	563	15,215
CarMax, Inc.(a)	419	18,801
Carnival Corp.(a)	2,667	77,103
Chipotle Mexican Grill, Inc.(a)	3,620	141,868
Copart, Inc.(a)	2,272	102,172
D.R. Horton, Inc.	789	133,712
Darden Restaurants, Inc.	313	59,583
Deckers Outdoor Corp.(a)	403	40,852
Domino’s Pizza, Inc.	93	40,149
DoorDash, Inc., Class A(a)	889	241,799
eBay, Inc.	1,350	122,783
Expedia Group, Inc.	341	72,889
Ford Motor Co.	10,314	123,355
General Motors Co.	2,984	181,934
	Shares	Value
Consumer Discretionary (Continued)
Genuine Parts Co.	367	$50,866
Hasbro, Inc.	347	26,320
Hilton Worldwide Holdings, Inc.	664	172,268
Home Depot, Inc. (The)	2,669	1,081,452
Las Vegas Sands Corp.	978	52,607
Lennar Corp., Class A	652	82,178
Live Nation Entertainment, Inc.(a)	373	60,948
LKQ Corp.	711	21,714
Lowe’s Companies, Inc.	1,507	378,724
Lululemon Athletica, Inc.(a)	300	53,379
Marriott International, Inc., Class A	641	166,942
Masco Corp.	585	41,178
McDonald’s Corp.	1,919	583,164
MGM Resorts International	722	25,025
Mohawk Industries, Inc.(a)	140	18,049
NIKE, Inc., Class B	3,178	221,602
Norwegian Cruise Lines Holdings Ltd.(a)	1,134	27,930
NVR, Inc.(a)	8	64,277
O’Reilly Automotive, Inc.(a)	2,272	244,944
Pool Corp.	103	31,937
PulteGroup, Inc.	556	73,464
Ralph Lauren Corp.	103	32,297
Ross Stores, Inc.	875	133,341
Royal Caribbean Cruises Ltd.	624	201,914
Starbucks Corp.	2,960	250,415
Tapestry, Inc.	601	68,045
Tesla, Inc.(a)	7,377	3,280,700
TJX Companies, Inc. (The)	2,989	432,031
TKO Group Holdings, Inc.	186	37,565
Tractor Supply Co.	1,408	80,073
Ulta Beauty, Inc.(a)	125	68,344
Williams-Sonoma, Inc.	312	60,980
Wynn Resorts Ltd.	252	32,324
Yum! Brands, Inc.	651	98,952
		15,694,963
Consumer Staples — 4.96%
Altria Group, Inc.	4,512	298,063
Archer-Daniels-Midland Co.	1,399	83,576
Brown-Forman Corp., Class B	480	12,998
Bunge Global SA	386	31,363
Campbell Soup Co.	523	16,516
Church & Dwight Co., Inc.	647	56,697
Clorox Co. (The)	327	40,319
Coca-Cola Co. (The)	10,453	693,243
Colgate-Palmolive Co.	2,162	172,830
Conagra Brands, Inc.	1,272	23,290
Constellation Brands, Inc., Class A	422	56,831
Costco Wholesale Corp.	1,173	1,085,764
Dollar General Corp.	567	58,599
Dollar Tree, Inc.(a)	550	51,904

See Notes to Financial Statements.
Financial Statements | September 30, 2025	1

CYBER HORNET S&P 500®	Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
Consumer Staples (Continued)
Estee Lauder Companies, Inc. (The), Class A	611	$53,841
General Mills, Inc.	1,499	75,579
Hershey Co. (The)	394	73,698
Hormel Foods Corp.	772	19,099
J.M. Smucker Co. (The)	282	30,625
Kellogg Co.	694	56,922
Kenvue, Inc.	4,569	74,155
Keurig Dr Pepper, Inc.	2,737	69,821
Kimberly-Clark Corp.	890	110,663
Kraft Heinz Co. (The)	2,067	53,825
Kroger Co. (The)	1,743	117,496
Lamb Weston Holdings, Inc.	384	22,303
McCormick & Co., Inc., Non-Voting Shares	660	44,161
Molson Coors Brewing Co., Class B	493	22,308
Mondelez International, Inc., Class A	3,485	217,708
Monster Beverage Corp.(a)	1,925	129,572
PepsiCo, Inc.	3,650	512,606
Philip Morris International, Inc.	4,183	678,482
Procter & Gamble Co. (The)	6,341	974,295
Sysco Corp.	1,313	108,112
Target Corp.	1,224	109,793
Tyson Foods, Inc., Class A	752	40,834
Walmart, Inc.	11,781	1,214,149
		7,492,040
Energy — 2.99%
APA Corp.	811	19,691
Baker Hughes Co., Class A	2,600	126,672
Chevron Corp.	5,312	824,900
ConocoPhillips	3,461	327,376
Coterra Energy, Inc.	1,979	46,803
Devon Energy Corp.	1,683	59,006
Diamondback Energy, Inc.	468	66,971
Enphase Energy, Inc.(a)	354	12,528
EOG Resources, Inc.	1,504	168,628
EQT Corp.	1,101	59,927
Expand Energy Corp.	602	63,956
Exxon Mobil Corp.	12,038	1,357,284
First Solar, Inc.(a)	284	62,631
Halliburton Co.	2,336	57,466
Kinder Morgan, Inc.	5,093	144,183
Marathon Petroleum Corp.	967	186,380
Occidental Petroleum Corp.	1,746	82,499
ONEOK, Inc.	1,535	112,009
Phillips 66	1,130	153,703
Schlumberger Ltd.	3,753	128,991
Targa Resources Corp.	589	98,681
Texas Pacific Land Corp.	2	1,867
Valero Energy Corp.	900	153,234
	Shares	Value
Energy (Continued)
Williams Companies, Inc. (The)	3,162	$200,313
		4,515,699
Financials — 13.02%
Aflac, Inc.	1,383	154,481
Allstate Corp. (The)	691	148,323
American Express Co.	1,486	493,590
American International Group, Inc.	1,844	144,828
Ameriprise Financial, Inc.	264	129,690
Aon PLC, Class A	575	205,034
Apollo Asset Management, Inc., Class A	45	5,997
Arch Capital Group Ltd.	967	87,736
Arthur J. Gallagher & Co.	572	177,172
Assurant, Inc.	138	29,891
Bank of America Corp.	18,179	937,855
Bank of New York Mellon Corp. (The)	1,995	217,375
Berkshire Hathaway, Inc., Class B(a)	4,940	2,483,536
BlackRock, Inc.	368	429,039
Blackstone Group L.P. (The), Class A	1,906	325,640
Brown & Brown, Inc.	623	58,431
Capital One Financial Corp.	1,673	355,646
Cboe Global Markets, Inc.	277	67,934
Charles Schwab Corp. (The)	3,961	378,157
Chubb Ltd.	993	280,274
Cincinnati Financial Corp.	407	64,347
Citigroup, Inc.	5,044	511,966
Citizens Financial Group, Inc.	1,222	64,962
CME Group, Inc.	941	254,249
Coinbase Global, Inc., Class A(a)	592	199,794
ERIE Indemnity Co., Class A	67	21,317
Everest Re Group, Ltd.	115	40,276
Fifth Third Bancorp	1,776	79,121
Franklin Resources, Inc.	798	18,458
Globe Life, Inc.	227	32,454
Goldman Sachs Group, Inc. (The)	834	664,156
Hartford Financial Services Group, Inc. (The)	788	105,111
Huntington Bancshares, Inc.	3,756	64,866
Interactive Brokers Group, Inc., Class A	21	1,445
Intercontinental Exchange, Inc.	1,519	255,921
Invesco Ltd.	1,196	27,436
JPMorgan Chase & Co.	7,665	2,417,770
KeyCorp	2,461	45,996
KKR & Co., Inc.	1,785	231,961
Loews Corp.	485	48,689
M&T Bank Corp.	433	85,569
Marsh & McLennan Companies, Inc.	1,300	261,989
MasterCard, Inc., Class A	2,224	1,265,034
MetLife, Inc.	1,611	132,698

See Notes to Financial Statements.
2	https://cyberhornet.io/

CYBER HORNET S&P 500®	Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
Financials (Continued)
Moody’s Corp.	413	$196,786
Morgan Stanley	3,250	516,620
MSCI, Inc.	208	118,021
Nasdaq, Inc.	893	78,986
Northern Trust Corp.	530	71,338
PayPal Holdings, Inc.(a)	2,667	178,849
PNC Financial Services Group, Inc. (The)	1,050	210,977
Principal Financial Group, Inc.	568	47,093
Progressive Corp. (The)	1,548	382,279
Prudential Financial, Inc.	953	98,864
Raymond James Financial, Inc.	496	85,610
Regions Financial Corp.	2,426	63,974
Robinhood Markets, Inc., Class A(a)	36	5,154
S&P Global, Inc.	847	412,243
State Street Corp.	798	92,576
Synchrony Financial	1,066	75,739
T. Rowe Price Group, Inc.	579	59,429
Travelers Companies, Inc. (The)	602	168,090
Truist Financial Corp.	3,508	160,386
U.S. Bancorp	4,128	199,506
Visa, Inc., Class A	4,497	1,535,186
W.R. Berkley Corp.	782	59,917
Wells Fargo & Co.	9,221	772,904
Willis Towers Watson PLC	265	91,544
		19,688,285
Health Care — 8.96%
Abbott Laboratories	4,698	629,250
AbbVie, Inc.	4,756	1,101,203
Agilent Technologies, Inc.	769	98,701
Align Technology, Inc.(a)	189	23,667
AmerisourceBergen Corp.	438	136,888
Amgen, Inc.	1,403	395,927
Baxter International, Inc.	1,334	30,375
Becton, Dickinson and Co.	764	142,998
Biogen, Inc.(a)	376	52,670
Bio-Techne Corp.	418	23,253
Boston Scientific Corp.(a)	3,897	380,464
Bristol-Myers Squibb Co.	5,365	241,962
Cardinal Health, Inc.	643	100,925
Centene Corp.(a)	1,409	50,273
Charles River Laboratories International, Inc.(a)	136	21,279
Cigna Corp.	737	212,440
Cooper Companies, Inc. (The)(a)	515	35,308
CVS Health Corp.	3,329	250,974
Danaher Corp.	1,700	337,042
DaVita, Inc.(a)	142	18,868
DexCom, Inc.(a)	1,005	67,626
Edwards LifeSciences Corp.(a)	1,600	124,432
Elevance Health, Inc.	614	198,396
Eli Lilly & Co.	2,135	1,629,004
	Shares	Value
Health Care (Continued)
GE HealthCare Technologies, Inc.	1,057	$79,381
Gilead Sciences, Inc.	3,250	360,750
HCA Healthcare, Inc.	491	209,264
Henry Schein, Inc.(a)	345	22,898
Hologic, Inc.(a)	624	42,114
Humana, Inc.	325	84,555
IDEXX Laboratories, Inc.(a)	215	137,361
Incyte Corp.(a)	494	41,896
Insulet Corp.(a)	187	57,733
Intuitive Surgical, Inc.(a)	936	418,607
IQVIA Holdings, Inc.(a)	482	91,551
Johnson & Johnson	6,478	1,201,151
Labcorp Holdings, Inc.	223	64,014
McKesson Corp.	344	265,754
Medtronic PLC	3,394	323,245
Merck & Co., Inc.	6,816	572,067
Mettler-Toledo International, Inc.(a)	57	69,974
Moderna, Inc.(a)	884	22,834
Molina Healthcare, Inc.(a)	152	29,087
PerkinElmer, Inc.	329	28,837
Pfizer, Inc.	14,802	377,155
Quest Diagnostics, Inc.	292	55,649
Regeneron Pharmaceuticals, Inc.	276	155,187
ResMed, Inc.	389	106,481
Solventum Corp.(a)	368	26,864
STERIS PLC	262	64,829
Stryker Corp.	907	335,291
Thermo Fisher Scientific, Inc.	1,031	500,055
UnitedHealth Group, Inc.	2,473	853,926
Universal Health Services, Inc., Class B	163	33,324
Vertex Pharmaceuticals, Inc.(a)	672	263,182
Viatris, Inc.	3,205	31,730
Waters Corp.(a)	154	46,171
West Pharmaceutical Services, Inc.	113	29,643
Zimmer Biomet Holdings, Inc.	547	53,880
Zoetis, Inc., Class A	1,204	176,169
		13,536,534
Industrials — 7.81%
3M Co.	1,452	225,321
A.O. Smith Corp.	326	23,932
Allegion PLC	233	41,323
AMETEK, Inc.	610	114,680
Amphenol Corp., Class A	3,186	394,268
Boeing Co. (The)(a)	1,560	336,695
Carrier Global Corp.	2,217	132,355
Caterpillar, Inc.	1,310	625,067
CH Robinson Worldwide, Inc.	310	41,044
Cintas Corp.	894	183,502
CSX Corp.	5,057	179,574
Cummins, Inc.	374	157,966
Deere & Co.	678	310,022

See Notes to Financial Statements.
Financial Statements | September 30, 2025	3

CYBER HORNET S&P 500®	Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
Industrials (Continued)
Delta Air Lines, Inc.	1,671	$94,829
Dover Corp.	367	61,227
Eaton Corp. PLC	1,052	393,710
EMCOR Group, Inc.	2	1,299
Emerson Electric Co.	1,503	197,164
Expeditors International of Washington, Inc.	380	46,584
Fastenal Co.	2,987	146,482
FedEx Corp.	605	142,665
Fortive Corp.	921	45,120
GE Vernova LLC	728	447,646
Generac Holdings, Inc.(a)	164	27,454
General Dynamics Corp.	682	232,562
General Electric Co.	2,912	875,987
Honeywell International, Inc.	1,700	357,850
Howmet Aerospace Inc.	1,031	202,313
Hubbell, Inc.	140	60,243
Huntington Ingalls Industries, Inc.	105	30,231
IDEX Corp.	200	32,552
Illinois Tool Works, Inc.	714	186,183
Ingersoll Rand, Inc.	1,076	88,899
Jacobs Solutions, Inc.	334	50,053
JB Hunt Transport Services, Inc.	217	29,115
Johnson Controls International PLC	1,769	194,502
Keysight Technologies, Inc.(a)	463	80,988
L3Harris Technologies, Inc.	501	153,010
Lennox International, Inc.	3	1,588
Lockheed Martin Corp., Class B	561	280,057
Nordson Corp.	145	32,908
Norfolk Southern Corp.	595	178,744
Northrop Grumman Corp.	364	221,792
Old Dominion Freight Line, Inc.	468	65,885
Otis Worldwide Corp.	1,070	97,830
PACCAR, Inc.	1,359	133,617
Parker-Hannifin Corp.	340	257,771
Pentair PLC	440	48,734
Quanta Services, Inc.	384	159,138
Republic Services, Inc.	539	123,690
Rockwell Automation, Inc.	303	105,908
Rollins, Inc.	747	43,879
Roper Technologies, Inc.	277	138,137
RTX Corp.	3,520	589,001
Snap-on, Inc.	138	47,821
Southwest Airlines Co.	1,563	49,875
Stanley Black & Decker, Inc.	408	30,327
TE Connectivity PLC	816	179,136
Teledyne Technologies, Inc.(a)	124	72,669
Textron, Inc.	519	43,850
Trane Technologies PLC	598	252,332
Transdigm Group, Inc.	148	195,067
Trimble, Inc.(a)	661	53,971
Union Pacific Corp.	1,610	380,557
United Airlines Holdings, Inc.(a)	856	82,604
	Shares	Value
Industrials (Continued)
United Parcel Service, Inc., Class B	1,938	$161,881
United Rentals, Inc.	177	168,976
Veralto Corp.	581	61,940
Verisk Analytics, Inc.	378	95,071
W.W. Grainger, Inc.	114	108,637
Wabtec Corp.	394	78,985
Waste Management, Inc.	961	212,218
Xylem, Inc.	631	93,073
		11,792,086
Materials — 1.77%
Air Products & Chemicals, Inc.	588	160,359
Albemarle Corp.	312	25,297
Amcor PLC	3,929	32,139
Avery Dennison Corp.	214	34,704
Ball Corp.	836	42,151
CF Industries Holdings, Inc.	507	45,478
Corteva, Inc.	1,847	124,913
Dow, Inc.	1,846	42,329
DuPont de Nemours, Inc.	1,137	88,572
Eastman Chemical Co.	312	19,672
Ecolab, Inc.	668	182,938
Freeport-McMoRan, Inc.	3,775	148,056
International Flavors & Fragrances, Inc.	669	41,170
International Paper Co.	918	42,595
Linde PLC	1,288	611,799
LyondellBasell Industries N.V., Class A	672	32,955
Martin Marietta Materials, Inc.	163	102,736
Mosaic Co. (The)	869	30,137
Newmont Corp.	3,030	255,459
Nucor Corp.	649	87,894
Packaging Corporation of America	233	50,778
PPG Industries, Inc.	623	65,484
Sherwin-Williams Co. (The)	614	212,604
Smurfit WestRock PLC	687	29,246
Steel Dynamics, Inc.	392	54,657
Vulcan Materials Co.	349	107,359
		2,671,481
Real Estate — 1.82%
Alexandria Real Estate Equities, Inc.	418	34,836
American Tower Corp.	1,236	237,707
AvalonBay Communities, Inc.	374	72,246
BXP, Inc.	384	28,547
Camden Property Trust	284	30,326
CBRE Group, Inc., Class A(a)	786	123,842
Crown Castle International Corp.	1,145	110,481
Digital Realty Trust, Inc.	798	137,958
Equinix, Inc.	250	195,810
Equity Residential	906	58,645
Essex Property Trust, Inc.	169	45,235

See Notes to Financial Statements.
4	https://cyberhornet.io/

CYBER HORNET S&P 500®	Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
Real Estate (Continued)
Extra Space Storage, Inc.	559	$78,785
Federal Realty Investment Trust	196	19,857
Healthpeak Properties, Inc.	1,882	36,040
Host Hotels & Resorts, Inc.	1,874	31,895
Invitation Homes, Inc.	1,511	44,318
Iron Mountain, Inc.	772	78,698
Kimco Realty Corp.	1,774	38,762
Mid-America Apartment Communities, Inc.	306	42,757
Prologis, Inc.	2,448	280,345
Public Storage	415	119,873
Realty Income Corp.	2,195	133,434
Regency Centers Corp.	438	31,930
SBA Communications Corp., Class A	279	53,945
Simon Property Group, Inc.	857	160,833
UDR, Inc.	806	30,032
Ventas, Inc.	1,064	74,469
VICI Properties, Inc.	2,749	89,645
Welltower, Inc.	1,542	274,692
Weyerhaeuser Co.	1,929	47,820
		2,743,763
Technology — 35.13%
Accenture PLC, Class A	1,692	417,247
Adobe, Inc.(a)	1,175	414,481
Advanced Micro Devices, Inc.(a)	4,314	697,962
Akamai Technologies, Inc.(a)	401	30,380
Analog Devices, Inc.	1,296	318,427
Apple, Inc.	40,396	10,286,034
Applied Materials, Inc.	2,161	442,443
Arista Networks, Inc.(a)	2,723	396,768
Autodesk, Inc.(a)	557	176,942
Automatic Data Processing, Inc.	1,065	312,578
Block, Inc.(a)	1,526	110,284
Broadcom, Inc.	12,372	4,081,647
Broadridge Financial Solutions, Inc.	311	74,071
Cadence Design Systems, Inc.(a)	716	251,502
CDW Corp.	346	55,111
Cisco Systems, Inc.	10,713	732,984
Cognizant Technology Solutions Corp., Class A	1,299	87,124
Corning, Inc.	2,030	166,521
Corpay, Inc.(a)	191	55,019
CoStar Group, Inc.(a)	1,066	89,938
Crowdstrike Holdings, Inc., Class A(a)	606	297,170
Datadog, Inc., Class A(a)	865	123,176
Dayforce, Inc.(a)	416	28,658
Dell Technologies, Inc., Class C	754	106,895
EPAM Systems, Inc.(a)	154	23,222
Equifax, Inc.	327	83,885
F5, Inc.(a)	153	49,448
FactSet Research Systems, Inc.	102	29,222
	Shares	Value
Technology (Continued)
Fair Isaac Corp.(a)	66	$98,771
Fidelity National Information Services, Inc.	1,560	102,866
Fiserv, Inc.(a)	1,521	196,103
Fortinet, Inc.(a)	1,656	139,236
Garmin Ltd.	400	98,488
Gartner, Inc.(a)	207	54,414
Gen Digital, Inc.	1,491	42,329
Global Payments, Inc.	685	56,910
Hewlett Packard Enterprise Co.	3,416	83,897
HP, Inc.	2,308	62,847
Intel Corp.	11,151	374,116
International Business Machines Corp.	2,472	697,499
Intuit, Inc.	728	497,158
Jabil, Inc.	333	72,318
Jack Henry & Associates, Inc.	195	29,041
KLA Corp.	350	377,510
Lam Research Corp.	3,401	455,394
Leidos Holdings, Inc.	355	67,081
MarketAxess Holdings, Inc.	99	17,251
Microchip Technology, Inc.	1,409	90,486
Micron Technology, Inc.	2,896	484,559
Microsoft Corp.	19,757	10,233,139
Monolithic Power Systems, Inc.	125	115,080
Motorola Solutions, Inc.	442	202,122
NetApp, Inc.	533	63,139
Nvidia Corp.	65,389	12,200,280
NXP Semiconductors NV	671	152,807
ON Semiconductor Corp.(a)	1,106	54,537
Oracle Corp.	4,318	1,214,394
Palantir Technologies, Inc., Class A(a)	5,275	962,267
Palo Alto Networks, Inc.(a)	1,693	344,729
Paychex, Inc.	834	105,718
Paycom Software, Inc.	128	26,642
PTC, Inc.(a)	311	63,139
Qualcomm, Inc.	2,948	490,429
Salesforce, Inc.	2,621	621,177
Seagate Technology PLC	506	119,446
ServiceNow, Inc.(a)	551	507,074
Skyworks Solutions, Inc.	426	32,793
Super Micro Computer, Inc.(a)	1,261	60,452
Synopsys, Inc.(a)	477	235,347
Teradyne, Inc.	395	54,368
Texas Instruments, Inc.	2,407	442,238
Tyler Technologies, Inc.(a)	111	58,071
Uber Technologies, Inc.(a)	5,557	544,419
Western Digital Corp.(a)	805	96,648
Workday, Inc., Class A(a)	21	5,055
Zebra Technologies Corp., Class A(a)	128	38,036
		53,080,959

See Notes to Financial Statements.
Financial Statements | September 30, 2025	5

CYBER HORNET S&P 500®	Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
Utilities — 2.20%
AES Corp.	1,785	$23,491
Alliant Energy Corp.	661	44,558
Ameren Corp.	692	72,231
American Electric Power Co., Inc.	1,367	153,788
American Water Works Co., Inc.	510	70,986
Atmos Energy Corp.	398	67,959
CenterPoint Energy, Inc.	1,661	64,447
CMS Energy Corp.	775	56,777
Consolidated Edison, Inc.	912	91,674
Constellation Energy Corp.	817	268,850
Dominion Energy, Inc.	2,205	134,880
DTE Energy Co.	542	76,655
Duke Energy Corp.	2,043	252,821
Edison International	1,007	55,667
Entergy Corp.	1,120	104,373
Evergy, Inc.	611	46,448
Eversource Energy	919	65,378
Exelon Corp.	2,598	116,936
FirstEnergy Corp.	1,357	62,178
NextEra Energy, Inc.	5,435	410,287
Nisource, Inc.	1,090	47,197
NRG Energy, Inc.	590	95,551
PG&E Corp.	5,644	85,112
Pinnacle West Capital Corp.	302	27,077
PPL Corp.	1,937	71,979
Public Service Enterprise Group, Inc.	1,317	109,917
Sempra Energy	1,660	149,367
Southern Co. (The)	2,891	273,980
Vistra Corp.	32	6,269
WEC Energy Group, Inc.	836	95,797
Xcel Energy, Inc.	1,439	116,055
		3,318,685
Total Common Stocks (Cost $84,787,710)		150,579,401
	Shares	Value
EXCHANGE-TRADED FUNDS — 0.32%
SPDR® S&P 500® ETF Trust	720	$479,650

Total Exchange-Traded Funds (Cost $446,245)		479,650

RIGHT — 0.00%
Sycamore Partners, LLC	1,885	999

Total Right Cost ($–)		999

Total Investments — 99.99% (Cost $85,233,955)		151,060,050

Other Assets in Excess of Liabilities — 0.01%		13,079

NET ASSETS — 100.00%		$151,073,129

(a)	Non-income producing security.

See Notes to Financial Statements.
6	https://cyberhornet.io/

CYBER HORNET S&P 500®	Statement of Assets and Liabilities
September 30, 2025 (Unaudited)

ASSETS:
Investments in securities at fair value (cost $85,233,955)	$151,060,050
Cash and cash equivalents	64,770
Receivable for fund shares sold	91,793
Dividends receivable	67,847
Receivable from Investment Adviser	2,863
Prepaid expenses	17,406
Total Assets	151,304,729

LIABILITIES:
Payable for fund shares redeemed	53,716
Payable for investments purchased	99,365
Payable to Administrator	26,698
Payable to trustees	1,268
Other accrued expenses	50,553
Total Liabilities	231,600
NET ASSETS	$151,073,129

NET ASSETS CONSIST OF:
Paid‐in capital	$85,160,958
Accumulated earnings	65,912,171
NET ASSETS(a)	$151,073,129
Shares of beneficial interest outstanding, without par value	2,387,507
Net asset value, offering and redemption price per share	$63.28

(a)	The Fund charges a 0.25% redemption fee on shares redeemed within 30 calendar days of purchase.

See Notes to Financial Statements.
Financial Statements | September 30, 2025	7

CYBER HORNET S&P 500®	Statement of Operations
For the six months ended September 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $531)	$874,970
Total investment income	874,970

EXPENSES:
Investment Adviser fees (Note 4)	168,242
Fund accounting and administration fees	57,131
Legal fees	23,010
Chief compliance officer fees	29,594
Transfer agent fees	18,295
Registration expenses	16,572
Custodian fees	10,797
Insurance expenses	9,972
Audit and tax preparation fees	9,776
Printing and postage expenses	7,959
Pricing	6,148
Trustee fees and expenses	673
Miscellaneous expenses	16,253
Total expenses	374,422
Fees waived/reimbursed by Investment Adviser (Note 3)	(206,017)
Net operating expenses	168,405
NET INVESTMENT INCOME:	706,565

NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on Investments	261,315
Net change in unrealized gain on investments	23,449,203
NET REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS	23,710,518
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,417,083

See Notes to Financial Statements.
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CYBER HORNET S&P 500®	Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS:
Net investment income	$706,565	$1,349,639
Net realized gain (loss) on investments	261,315	199,414
Net change in unrealized appreciation (depreciation) on investments	23,449,203	7,598,300
Net increase (decrease) in net assets resulting from operations	24,417,083	9,147,353

Distributions to shareholders from earnings	—	(2,531,583)

CAPITAL TRANSACTIONS
Proceeds from shares sold	17,304,894	27,812,757
Reinvestment of distributions	—	2,501,429
Amount paid for shares redeemed	(13,062,655)	(28,334,754)
Proceeds from redemption fees(a)	2,833	6,073
Net increase (decrease) in net assets resulting from capital transactions	4,245,072	1,985,505
Total Increase (Decrease) in Net Assets	28,662,155	8,601,275

NET ASSETS
Beginning of year	122,410,974	113,809,699
End of year	$151,073,129	$122,410,974

SHARE TRANSACTIONS
Shares sold	304,209	515,098
Shares issued in reinvestment of distributions	—	44,055
Shares redeemed	(233,537)	(525,575)
Net increase (decrease) in shares outstanding	70,672	33,578

(a)	The Fund charges a 0.25% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See Notes to Financial Statements.
Financial Statements | September 30, 2025	9

CYBER HORNET S&P 500®	Financial Highlights
(For a share outstanding during each period)

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
SELECTED PER SHARE DATA
Net asset value, beginning of period	$52.84		$49.85	$42.74	$47.16	$42.58	$25.34

Investment operations:
Net investment income(a)	0.30		0.58	0.66	0.71	0.63	0.56
Net realized and unrealized gain (loss) on investments	10.14		3.50	7.16	(3.78)	4.83	17.25
Total from investment operations	10.44		4.08	7.82	(3.07)	5.46	17.81

Less distributions to shareholders from:
Net investment income	—		(0.74)	(0.71)	(0.50)	(0.53)	(0.58)
Net realized gains	—		(0.35)	—	(0.85)	(0.35)	—
Total distributions	—		(1.09)	(0.71)	(1.35)	(0.88)	(0.58)

Paid in capital from redemption fees	—		— (b)	— (b)	— (b)	— (b)	0.01
Net asset value, end of period	$63.28		$52.84	$49.85	$42.74	$47.16	$42.58

Total Return(c)	19.76	%(d)	8.03%	18.48%	(6.52)%	(12.83)%	(70.67)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$151,073		$122,411	$113,810	$101,449	$102,267	$70,202
Ratio of expenses to average net assets after expense waiver	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets before expense waiver	0.56	%(e)	0.63%	0.71%	0.65%	0.66%	0.86%
Ratio of net investment income to average net assets after expense waiver	1.05	%(e)	1.09%	1.50%	1.66%	1.37%	1.61%

Portfolio turnover rate	11	%(d)	18%	81%	42%	60%	96%

(a)	Calculated using the average shares method.
(b)	Rounds to less than $0.005 per share.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.
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CYBER HORNET S&P 500®	Notes to Financial Statements
September 30, 2025 (Unaudited)

1.	ORGANIZATION

The CYBER HORNET S&P 500® (the “Fund”) (formerly known as the ONEFUND S&P 500®) is a separate series of CYBER HORNET TRUST (formerly known as ONEFUND TRUST), an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Trust currently has two series, one of which is covered by this report. The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve its investment objective, to replicate, before fees and expenses, the total return of the S&P 500® (the “Index”), by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the Index. The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Adviser of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents — Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

Expenses — The Fund bears expenses incurred specifically for the Fund and general Trust expenses. Expenses of the Trust which are not attributable to a specific series are allocated among all of their series in a manner deemed by the Trustees to be fair and equitable.

Fees on Redemptions — The Fund charges a redemption fee of 0.25% on redemptions of Fund’s shares occurring within 30 days following the issuance of such shares. The redemption fee is not a fee to finance sales or sales promotion expenses but is paid to the Fund to defray the costs of liquidating an investor and discourage short-term trading of the Fund’s shares. No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares. The Fund’s redemption fees allocated fees for the six months ended September 30, 2025, are reported on the Statements of Changes.

Federal Income Taxes — As of and during the six months ended September 30, 2025 the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Therefore, no provision is made by the Fund for federal income or excise taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ended September 30, 2025. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Interest or penalties, if any, will be recorded in the Statement of Operations when incurred.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Financial Statements | September 30, 2025	11

CYBER HORNET S&P 500®	Notes to Financial Statements
September 30, 2025 (Unaudited)

Investment Income — Dividend income is recorded on the ex‐dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Dividends and Distributions — The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset Value (“NAV”) per share of the Funds.

3.	SECURITIES VALUATION AND FAIR VALUE MEASUREMENT

The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the Fund’s investment adviser, as the Valuation Designee appointed by the Board of Trustees (the “Board”), in accordance with procedures approved by the Board. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of September 30, 2025, there were no securities that were internally fair valued.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the six months ended September 30, 2025, maximized the use of observable inputs and minimized the use of unobservable inputs.

12	https://cyberhornet.io/

CYBER HORNET S&P 500®	Notes to Financial Statements
September 30, 2025 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2025:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$150,579,401	$—	$—	$150,579,401
Exchange-Traded Funds	479,650	—	—	479,650
Rights	999	—	—	999
TOTAL	$151,060,050	$—	$—	$151,060,050

*	See Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

4.	ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement — CYBER HORNET ETFS, LLC (formerly, ONEFUND, LLC) (the “Adviser”) currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004 and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.25% of the average daily net assets of the Fund. An officer and trustee of the Trust is also an officer of the Adviser.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waiver/expense reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.25% of the Fund’s average daily net assets for No Load Shares. The Adviser intends to reimburse fund expenses no less frequently than on a quarterly basis, but there have been and there may continue to be instances where the Adviser reimburses fund expenses on a less frequent basis. This agreement is in effect through July 31, 2026, and may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund’s Board. Amounts previously waived or reimbursed by the Adviser under this agreement are not subject to subsequent recapture by the Adviser.

Fund Accounting and Administration Fees and Expenses — Ultimus Fund Solutions, LLC (“Ultimus” or the “Administrator”) provides administrative, fund accounting and other services to the Fund under a Master Services Agreement with the Trust (the “Master Services Agreement”). Under the Master Services Agreement, Ultimus is paid fees for its services and is reimbursed for certain out‐of‐pocket expenses. Administrator fees paid by the Fund for the six months ended September 30, 2025 are disclosed in the Statement of Operations.

Certain officers and trustees of the Trust are also officers of the Adviser and/or the Administrator. Such officers are paid no fees by the Trust for serving as officers or trustees to the Trust.

Transfer Agent and Shareholder Services Agreement — Ultimus serves as transfer, dividend paying and shareholder servicing agent for the Fund (the “Transfer Agent”) under the Master Services Agreement. Transfer Agent fees paid by the Fund for the six months ended September 30, 2025 are disclosed in the Statement of Operations.

Compliance Services — Gryphon Fund Group (“Gryphon”), provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between Gryphon and the Trust. Under the terms of such agreement Gryphon is entitled to receive fees from the Fund.

Distributor — The Fund has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees are paid by the Adviser pursuant to the terms set forth in the Distribution Agreement.

5.	PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the six months ended September 30, 2025.

	Cost of Investments Purchased	Proceeds from Investments Sold
CYBER HORNET S&P 500®	$19,699,313	$14,727,531

Financial Statements | September 30, 2025	13

CYBER HORNET S&P 500®	Notes to Financial Statements
September 30, 2025 (Unaudited)

6.	TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the fiscal year ended March 31, 2025, were as follows:

	Ordinary Income	Long-Term Capital Gains
CYBER HORNET S&P 500®	$1,866,270	$665,313

As of September 30, 2025, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
CYBER HORNET S&P 500®	$66,202,178	$(1,691,162)	$64,511,016	$86,549,034

The difference between book basis and tax basis cost is primarily attributable to wash sales.

At March 31, 2025, components of distributable earnings on a tax basis were as follows:

CYBER HORNET S&P 500®
Accumulated ordinary income	$312,756
Accumulated capital and other losses	120,519
Net unrealized appreciation on investments	41,061,813
Total	$41,495,088

Capital Losses — As of March 31, 2025, the Fund did not have any short‐term and long‐term capital loss carryforwards. During the fiscal year ended March 31, 2025, the Fund did not utilize short‐term and long‐term capital loss carryforwards.

7.	BENEFICIAL OWNERSHIP

As of September 30, 2025, the following entities owned beneficially 25% or greater of the Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the origination broker rather than designated separately).

CYBER HORNET S&P 500®	Percentage
Charles Schwab & Co.	69%

8.	SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2025, the Fund had 35.13% of the value of its net assets invested in stocks within the Technology sector.

14	https://cyberhornet.io/

CYBER HORNET S&P 500®	Notes to Financial Statements
September 30, 2025 (Unaudited)

9.	COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

10.	SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Financial Statements | September 30, 2025	15

CYBER HORNET S&P 500®	Additional Information
September 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period covered by this report.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

16	https://cyberhornet.io/

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)(1)	Not Applicable – disclosed with annual report.

(a)(2)	Not Applicable.

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not Applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CYBER HORNET TRUST

By (Signature and Title)	/s/ Michael G. Willis
Michael G. Willis, President and Principal Executive Officer

Date	12/03/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Willis
Michael G. Willis, President and Principal Executive Officer

Date	12/03/2025

By (Signature and Title)	/s/ Michael G. Willis
Michael G. Willis, President and Principal Executive Officer

Date	12/03/2025